CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Feb. 28, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

	as at February 28, 2015				as at February 28, 2014
Native Currency	Domestic Currency	Foreign Exchange Rate to USD	USD Amount	% of total	USD Amount	% of total
US Dollar	15,010	1.000	15,010	63.5%	16,934	89.2%
Canadian Dollar	5,135	0.800	4,106	17.4%	979	5.2%
Indian Rupee	154,287	0.016	2,497	10.4%	90	0.5%
Mexican Peso	13,729	0.067	919	3.9%	33	0.2%
Euro	537	1.121	602	2.5%	235	1.2%
Other			558	2.3%	721	3.7%

Total Cash & Cash Equivalents			23,692	100.0%	18,992	100.0%

TOTAL			23,692	100.0%	18,992	100.0%